Eaton Vance
Focused Value Opportunities Fund
May 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 99.7%
Security	Shares	Value
Aerospace & Defense — 2.2%
Huntington Ingalls Industries, Inc.	24,322	$ 6,155,898
		$ 6,155,898
Banks — 5.7%
M&T Bank Corp.	51,620	$ 7,825,592
Wells Fargo & Co.	139,639	8,367,169
		$ 16,192,761
Beverages — 2.6%
Constellation Brands, Inc., Class A	29,166	$ 7,298,208
		$ 7,298,208
Biotechnology — 2.6%
AbbVie, Inc.	45,878	$ 7,397,369
		$ 7,397,369
Building Products — 2.9%
Johnson Controls International PLC	113,315	$ 8,148,482
		$ 8,148,482
Capital Markets — 5.0%
Charles Schwab Corp.	119,806	$ 8,779,384
Interactive Brokers Group, Inc., Class A	42,829	5,384,462
		$ 14,163,846
Chemicals — 2.0%
FMC Corp.	92,273	$ 5,624,039
		$ 5,624,039
Consumer Staples Distribution & Retail — 5.4%
BJ's Wholesale Club Holdings, Inc.(1)	99,186	$ 8,735,311
Dollar Tree, Inc.(1)	55,006	6,487,958
		$ 15,223,269
Containers & Packaging — 2.4%
Ball Corp.	99,049	$ 6,876,972
		$ 6,876,972
Diversified Telecommunication Services — 3.0%
Verizon Communications, Inc.	207,311	$ 8,530,848
		$ 8,530,848
Security	Shares	Value
Electric Utilities — 5.0%
NextEra Energy, Inc.	177,434	$ 14,198,269
		$ 14,198,269
Electrical Equipment — 2.7%
Emerson Electric Co.	67,865	$ 7,611,738
		$ 7,611,738
Electronic Equipment, Instruments & Components — 3.6%
Zebra Technologies Corp., Class A(1)	32,042	$ 10,007,998
		$ 10,007,998
Entertainment — 3.1%
Walt Disney Co.	84,745	$ 8,805,853
		$ 8,805,853
Food Products — 1.5%
Hershey Co.	21,983	$ 4,348,897
		$ 4,348,897
Household Products — 2.3%
Clorox Co.	48,389	$ 6,366,057
		$ 6,366,057
Industrial Conglomerates — 2.6%
3M Co.	71,951	$ 7,205,173
		$ 7,205,173
Insurance — 6.6%
American International Group, Inc.	94,980	$ 7,486,324
Reinsurance Group of America, Inc.	52,354	10,983,869
		$ 18,470,193
Interactive Media & Services — 1.4%
Alphabet, Inc., Class A(1)	23,228	$ 4,006,830
		$ 4,006,830
Leisure Products — 3.6%
Hasbro, Inc.	168,269	$ 10,059,121
		$ 10,059,121
Life Sciences Tools & Services — 3.2%
Thermo Fisher Scientific, Inc.	15,938	$ 9,052,465
		$ 9,052,465

Eaton Vance
Focused Value Opportunities Fund
May 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Machinery — 2.4%
Westinghouse Air Brake Technologies Corp.	40,228	$ 6,807,784
		$ 6,807,784
Metals & Mining — 2.6%
Alcoa Corp.	168,508	$ 7,459,849
		$ 7,459,849
Multi-Utilities — 2.7%
CMS Energy Corp.	121,647	$ 7,655,246
		$ 7,655,246
Oil, Gas & Consumable Fuels — 7.0%
Chevron Corp.	67,732	$ 10,992,904
ConocoPhillips	74,103	8,631,517
		$ 19,624,421
Pharmaceuticals — 2.7%
Sanofi SA ADR	38,178	$ 1,871,867
Zoetis, Inc.	33,794	5,730,111
		$ 7,601,978
Professional Services — 2.4%
Robert Half, Inc.	104,615	$ 6,719,421
		$ 6,719,421
Residential REITs — 5.1%
Invitation Homes, Inc.	199,249	$ 6,931,873
Mid-America Apartment Communities, Inc.	54,810	7,328,645
		$ 14,260,518
Semiconductors & Semiconductor Equipment — 5.4%
Micron Technology, Inc.	71,829	$ 8,978,625
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
ON Semiconductor Corp.(1)	86,893	$ 6,346,665
		$ 15,325,290
Total Common Stocks (identified cost $225,667,282)		$281,198,793

Short-Term Investments — 1.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.23%(2)	5,378,748	$ 5,378,748
Total Short-Term Investments (identified cost $5,378,748)		$ 5,378,748
Total Investments — 101.6% (identified cost $231,046,030)		$286,577,541
Other Assets, Less Liabilities — (1.6)%		$ (4,464,624)
Net Assets — 100.0%		$282,112,917
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of May 31, 2024.
Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

Eaton Vance
Focused Value Opportunities Fund
May 31, 2024
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at May 31, 2024.
Affiliated Investments
At May 31, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $5,378,748, which represents 1.9% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended May 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$3,227,553	$17,834,614	$(15,683,419)	$ —	$ —	$5,378,748	$34,184	5,378,748
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$281,198,793*	$ —	$ —	$281,198,793
Short-Term Investments	5,378,748	—	—	5,378,748
Total Investments	$286,577,541	$ —	$ —	$286,577,541
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.
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